Group information - Summary of Financial Statements of Subsidiaries and Structured Entities (Details) - BRL (R$)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Proceeds from sale of shares		R$ 0	R$ 0	R$ 7,832,590,000
Stone Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		100.00%	100.00%
MNLT Soluesde Pagamentos [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		100.00%	100.00%
Pagar.me Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		100.00%	100.00%
PDCA S.A. (“PDCA”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		0.00%	100.00%
Stone Cartões
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		100.00%	100.00%
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Merchant acquiring
Proportion of ownership interest in subsidiary		100.00%	100.00%
Stone sociedade de crédito direto sa stone scd [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Financial services
Proportion of ownership interest in subsidiary		100.00%	100.00%
TAG Tecnologia para o Sistema Financeiro S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Financial assets register
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mav participações sa mvarandas [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		0.00%	100.00%
MLabs Software S.A. (“MLabs”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		51.50%	51.50%
Equals SA [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	50.00%
Sponte Informática S.A ("Sponte")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	90.00%
SimplesVet Tecnologia S.A. (“SimplesVet”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	50.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	50.00%
Trampolin Pagamentos S.A. (“Trampolin”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Linx S.A. (“Linx”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Linx Sistemas e Consultoria Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Linx Telecomunicações Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Napse S.R.L. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Napse Uruguay
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	0.00%
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Synthesis IT Peru S.A.C. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Synthesis Holding LLC. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Synthesis US LLC (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mercadapp Solucoes em Software Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		0.00%	100.00%
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Reclame Aqui LLC
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	0.00%
Obvio Brasil Software
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	0.00%
O Mediador Tecnologia da Informação
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	0.00%
Reclame Aqui Marcas e Servicos
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		50.00%	0.00%
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in subsidiary		75.60%	0.00%
Creditinfo Jamaica
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in subsidiary		0.00%	53.05%
Creditinfo Guyana
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in subsidiary		0.00%	53.05%
Creditinfo Barbados
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in subsidiary		0.00%	53.05%
Buy 4 Processamento de Pagamentos S.A.[member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Processing card transactions
Proportion of ownership interest in subsidiary		100.00%	100.00%
Buy 4 sub limited liabilty company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Cloud store card transactions
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vitta corretora de seguros ltda. vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Insurance services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Stone seguros sa stone seguros [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Insurance services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vitta tecnologia em saúde sa vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Health services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vitta serviços em saúde ltda vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Health services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vitta saúde administradora em benefícios ltda vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Health services
Proportion of ownership interest in subsidiary		100.00%	100.00%
StoneCo Pagamentos UK Ltd.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Service provider
Proportion of ownership interest in subsidiary		100.00%	100.00%
Stone Logistica Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Logistic services
Proportion of ownership interest in subsidiary		100.00%	100.00%
Collact Servicos Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Customer relationship management
Proportion of ownership interest in subsidiary		0.00%	100.00%
Stone Franchising Ltda. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Franchising management
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cappta S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Electronic fund transfer
Proportion of ownership interest in subsidiary		59.60%	58.48%
Ametista Servicos Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Electronic fund transfer
Proportion of ownership interest in subsidiary		100.00%	100.00%
Esmeralda Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Electronic fund transfer
Proportion of ownership interest in subsidiary		100.00%	100.00%
Diamante Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Electronic fund transfer
Proportion of ownership interest in subsidiary		100.00%	100.00%
Safira Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Electronic fund transfer
Proportion of ownership interest in subsidiary		100.00%	100.00%
TAPSO FIDC [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
TAPSO FIDC II [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
FIDC bancos emissores de cartão de crédito - stone iii fidc ar iii [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
Soma fidc fidc soma [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
Soma iii fidc fidc soma iii [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
Stoneco exclusivo fic fim fic fim stoneco [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment fund
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mpb capital limited liabilty company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Investment company
Proportion of ownership interest in subsidiary		100.00%	100.00%
DLP Capital Limited Liabilty Company [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	100.00%
DLP Par Participacoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	100.00%
Reclame Aqui Holding
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		50.00%	0.00%
STNE Participacoes S.A. [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	100.00%
Stne participacoes em tecnologia sa stne par tec [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vittapar llc vitta group [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	100.00%
StoneCo CI Ltd (“Creditinfo Caribbean”) [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		0.00%	53.05%
Stone Holding Instituições S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in subsidiary		100.00%	0.00%
Linked Gourmet
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	4,205,115
Percentage of voting rights held by non-controlling interests	58.10%
Proceeds from sale of shares	R$ 1